ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Salary and welfare payable	¥ 1,228,253		$ 176,427		¥ 1,164,401
Accrual for purchases of property and equipment	128,457		18,452		252,265
Accrued expenses	81,576		11,718		277,479
Borrowings for electronic machinery and equipment	40,036		5,751
Payable for business acquisitions	11,095		1,594		12,335
Others	533,846		76,680		532,305
Total	2,023,263		290,622	¥ 1,991,194	2,238,785
Other Liabilities, Noncurrent	¥ 137,184		$ 19,705		¥ 86,504
Debt, Weighted Average Interest Rate	8.06%		8.06%
2020	¥ 40,167		$ 5,770
2021	31,333		4,501
2022	¥ 9,778		1,404
Sale Leaseback Transaction, Weighted Average Lease Term	2 years 5 months 19 days	2 years 5 months 19 days
Proceeds From Failed Sale Leaseback Transactions	¥ 94,000	$ 13,502
Total carrying value of equipment collateralized	61,488		$ 8,832
Other non-current liabilities
Sale Leaseback Transaction, Borrowings Value	41,451	5,954
Accrued expenses and other liabilities
Sale Leaseback Transaction, Borrowings Value	¥ 40,036	$ 5,751